PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	As of December 31, 2014	As of December 31, 2015	As of December 31, 2015
	RMB	RMB	US$

Electronics and office equipment	30,972	46,911	7,242
Motor vehicles	9,642	10,686	1,650
Leasehold improvements	26,391	29,842	4,606

Property and equipment, cost	67,005	87,439	13,498
Less: Accumulated depreciation	(25,930)	(43,245)	(6,676)

Property and equipment, net	41,075	44,194	6,822